Operating Costs and Expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Operating costs and expenses	R$ (16,928,407)
Selling expenses	(186,740)	R$ (194,998)	R$ (159,825)
General and administrative expenses	(803,721)	(924,561)	(809,408)
Other operating expenses, net	(760,631)	(235,910)	(256,475)
Total operating costs and expenses	(18,679,499)	(20,475,106)	(14,573,530)
Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(11,677,362)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(11,677,362)	(14,366,397)	(9,114,294)
Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(1,883,574)
Selling expenses	(186,738)
General and administrative expenses	(746,238)
Other operating expenses, net	(735,393)
Total operating costs and expenses	(3,551,943)	(3,126,326)	(3,031,819)
Other [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(3,367,471)
Selling expenses	(2)
General and administrative expenses	(57,483)
Other operating expenses, net	(25,238)
Total operating costs and expenses	(3,450,194)	(2,982,383)	(2,427,417)
Electricity Purchased For Resale [Member] | Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(8,096,910)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(8,096,910)	(9,503,743)	(6,829,530)
Charge Of The Main Distribution And Transmission Grid [Member] | Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(2,520,527)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(2,520,527)	(2,501,641)	(1,525,567)
Materials And Supplies For Power Electricity [Member] | Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(120,409)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(120,409)	(1,854,948)	(404,496)
Natural Gas And Supplies For Gas Business [Member] | Nonmanageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(939,516)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	(939,516)	(506,065)	(354,701)
Personnel And Management [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(683,018)
Selling expenses	(6,637)
General and administrative expenses	(337,207)
Other operating expenses, net
Total operating costs and expenses	(1,026,862)	(1,550,857)	(1,601,895)
Pension And Healthcare Plans [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(181,080)
Selling expenses	(1,028)
General and administrative expenses	(84,073)
Other operating expenses, net
Total operating costs and expenses	(266,181)	(248,773)	(228,634)
Materials And Supplies [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(80,822)
Selling expenses	(7)
General and administrative expenses	(11,618)
Other operating expenses, net
Total operating costs and expenses	(92,447)	(69,822)	(72,680)
Third Party Services [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(600,781)
Selling expenses	(5,784)
General and administrative expenses	(194,178)
Other operating expenses, net
Total operating costs and expenses	(800,743)	(706,599)	(558,041)
Estimated Losses Provisions And Reversals [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(84,387)
Selling expenses	(125,132)
General and administrative expenses
Other operating expenses, net	(621,697)
Total operating costs and expenses	(831,216)	(184,990)	(201,415)
Other Operating Costs And Expenses Net [Member] | Manageable Costs And Expenses [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(253,486)
Selling expenses	(48,150)
General and administrative expenses	(119,162)
Other operating expenses, net	(113,696)
Total operating costs and expenses	(534,494)	(365,285)	(369,154)
Depreciation And Amortization [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(1,218,259)
Selling expenses	(2)
General and administrative expenses	(57,483)
Other operating expenses, net	(25,238)
Total operating costs and expenses	(1,300,982)	(1,082,539)	(1,009,913)
Construction Cost [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Operating costs and expenses	(2,149,212)
Selling expenses
General and administrative expenses
Other operating expenses, net
Total operating costs and expenses	R$ (2,149,212)	R$ (1,899,844)	R$ (1,417,504)